Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary		Average Summary
	Compensation	Compensation	Compensation	Average Compensation	Value of Initial Fixed $100	Net Income
	Table Total	Actually Paid	Table Total for	Actually Paid to	Investment Based On(5):	(Loss)
Year	for CEO ($)(1)	to CEO ($)(2)	Non-CEO NEOs ($)(3)	Non-CEO NEOs ($)(4)	TSR ($)	(in thousands) ($)
2025	1,921,424	2,669,003	824,124	247,702	18	(72,533)
2024	4,099,946	9,439,111	1,480,231	3,155,497	22	(100,185)
2023	3,528,052	2,933,023	1,063,470	(1,494,452)	18	(53,400)
(1)	Represents the total from the Summary Compensation Table for Dr. Hu for each of the applicable years.
(2)	Represents the amount of compensation actually paid to Dr. Hu for each of the applicable years, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the additions to and deductions from the Summary Compensation Table totals to calculate the compensation actually paid amounts.
(3)	Represents the average total from the Summary Compensation Table in each applicable year for the Non-CEO NEOs, which are comprised of: for 2025 Ms. Nealis and Mr. Xu; for 2024: Ms. Nealis and Dr. Hong Gan; and for 2023: Ms. Nealis, Dr. Gan, Mr. Rohit Makharia and Mr. Pilkington.
(4)	Represents the average amount of compensation actually paid to the Non-CEO NEOs for each of the applicable years, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the additions to and deductions from the Summary Compensation Table totals to calculate the compensation actually paid amounts.

(5)	Represents the cumulative total return on $100 invested in the Company’s Class A Common Stock as of December 31, 2022 through the last day of public trading of the Company’s Class A Common Stock in the applicable fiscal year for which the cumulative total return is reported. The Company did not pay dividends for any of 2025, 2024, or 2023.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for the PEO for each year to determine the compensation actually paid to him for the relevant year:

Year	Summary Compensation Table Total for PEO ($)	Fair value of equity awards granted From Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to PEO ($)
2025	1,921,424	(1,140,930)	3,780,000	(1,797,791)	(93,700)	—	2,669,003
2024	4,099,946	(3,043,220)	7,794,915	773,556	(186,086)	—	9,439,111
2023	3,528,052	(2,368,201)	3,062,761	(1,241,172)	(48,417)	—	2,933,023
(1)	Represents the average grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)	Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of options, RSUs, and PSUs include the stock price as of the applicable measuring date and, in the case PSUs, the probable outcome of the performance conditions as of the applicable measuring date. Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

Year	Summary Compensation Table Total for Non-CEO NEOs ($)	Fair value of equity awards granted From Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to Non-CEO NEOs ($)
2025	824,124	(325,980)	1,080,000	(1,194,777)	(135,665)	—	247,702
2024	1,480,231	(884,345)	2,265,163	390,335	(95,887)	—	3,155,497
2023	1,063,470	(487,919)	631,695	(1,839,632)	(862,066)	—	(1,494,452)

(1)	Represents the average grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)	Reflects the average value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the same methodology described above for the CEO.

Named Executive Officers, Footnote
(1)	Represents the total from the Summary Compensation Table for Dr. Hu for each of the applicable years.
(3)	Represents the average total from the Summary Compensation Table in each applicable year for the Non-CEO NEOs, which are comprised of: for 2025 Ms. Nealis and Mr. Xu; for 2024: Ms. Nealis and Dr. Hong Gan; and for 2023: Ms. Nealis, Dr. Gan, Mr. Rohit Makharia and Mr. Pilkington.

Peer Group Issuers, Footnote

For fiscal 2025, the compensation actually paid to our CEO was $2,669,003, the average compensation actually paid to our Non-CEO NEOs was $247,702, and our Net Income (Loss) for fiscal 2025 was $(72,533) (in thousands). The TSR of our stock was $18, assuming $100 invested in our stock occurred on December 31, 2022, and the reinvestment of all dividends and is cumulative for the measurement period ending on December 31, 2025.

For fiscal 2024, the compensation actually paid to our CEO was $9,439,111, the average compensation actually paid to our Non-CEO NEOs was $3,155,497, and our Net Income (Loss) for fiscal 2024 was $(100,185) (in thousands). The TSR of our stock was $22, assuming $100 invested in our stock occurred on December 31, 2022, and the reinvestment of all dividends and is cumulative for the measurement period ending on December 31, 2024.

For fiscal 2023, the compensation actually paid to our CEO was $2,933,023, the average compensation actually paid to our Non-CEO NEOs was $(1,494,452), and our Net Income (Loss) for fiscal 2023 was $(53,400) (in thousands). The TSR of our stock was $18, assuming $100 invested in our stock occurred on December 31, 2022, and the reinvestment of all dividends and is cumulative for the measurement period ending on December 31, 2023.

PEO Total Compensation Amount	$ 1,921,424	$ 4,099,946	$ 3,528,052
PEO Actually Paid Compensation Amount	$ 2,669,003	9,439,111	2,933,023
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Fair value of equity awards granted From Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to PEO ($)
2025	1,921,424	(1,140,930)	3,780,000	(1,797,791)	(93,700)	—	2,669,003
2024	4,099,946	(3,043,220)	7,794,915	773,556	(186,086)	—	9,439,111
2023	3,528,052	(2,368,201)	3,062,761	(1,241,172)	(48,417)	—	2,933,023
(1)	Represents the average grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)	Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of options, RSUs, and PSUs include the stock price as of the applicable measuring date and, in the case PSUs, the probable outcome of the performance conditions as of the applicable measuring date. Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

Non-PEO NEO Average Total Compensation Amount	$ 824,124	1,480,231	1,063,470
Non-PEO NEO Average Compensation Actually Paid Amount	$ 247,702	3,155,497	(1,494,452)
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for Non-CEO NEOs ($)	Fair value of equity awards granted From Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to Non-CEO NEOs ($)
2025	824,124	(325,980)	1,080,000	(1,194,777)	(135,665)	—	247,702
2024	1,480,231	(884,345)	2,265,163	390,335	(95,887)	—	3,155,497
2023	1,063,470	(487,919)	631,695	(1,839,632)	(862,066)	—	(1,494,452)

(1)	Represents the average grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)	Reflects the average value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the same methodology described above for the CEO.

Total Shareholder Return Amount	$ 18	22	18
Net Income (Loss)	$ (72,533,000)	(100,185,000)	(53,400,000)
PEO Name	Dr. Hu
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,140,930)	(3,043,220)	(2,368,201)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,780,000	7,794,915	3,062,761
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,797,791)	773,556	(1,241,172)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,700)	(186,086)	(48,417)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(325,980)	(884,345)	(487,919)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,080,000	2,265,163	631,695
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,194,777)	390,335	(1,839,632)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (135,665)	$ (95,887)	$ (862,066)